Document And Entity Information	Nov. 06, 2025	Nov. 05, 2025
Document Information [Line Items]
Document Type		8-K
Amendment Flag		false
Document Period End Date	Nov. 06, 2025
Entity Registrant Name		Cue Biopharma, Inc.
Entity Central Index Key		0001645460
Entity Emerging Growth Company		false
Entity File Number		001-38327
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		47-3324577
Entity Address, Address Line One		40 Guest Street
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02135
City Area Code		617
Local Phone Number		949-2680
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.001 per share
Trading Symbol		CUE
Security Exchange Name		NASDAQ